KEELEY Small-Mid Cap Value Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 95.5%
Banking  — 3.4%
15,846 Columbia Banking System Inc. ......................... $ 422,771
7,497 NCR Atleos Corp.† ............................................ 182,102
4,161 Wintrust Financial Corp. ................................... 385,933
990,806
Broadcasting  — 1.0%
1,896 Nexstar Media Group Inc. ................................ 297,198
Building and Construction  — 6.1%
4,472 Fortune Brands Innovations Inc. ...................... 340,498
8,178 Knife River Corp.† ............................................. 541,220
12,253 Summit Materials Inc., Cl. A† ........................... 471,250
11,575 Tri Pointe Homes Inc.† ...................................... 409,755
1,762,723
Business Services  — 7.0%
4,634 Howard Hughes Holdings Inc.† ...................... 396,439
3,354 Lamar Advertising Co., Cl. A, REIT ................. 356,463
19,093 Outfront Media Inc., REIT ................................ 266,538
9,160 Vestis Corp. ........................................................ 193,642
12,610 Vontier Corp. ..................................................... 435,676
1,974 WEX Inc.† ........................................................... 384,042
2,032,800
Communication Services  — 1.5%
8,890 RXO Inc.† ........................................................... 206,781
3,324 Ziff Davis Inc.† ................................................... 223,340
430,121
Computer Software and Services  — 3.4%
23,300 N-able Inc.† ........................................................ 308,725
18,803 NCR Voyix Corp.† ............................................. 317,959
3,335 TD SYNNEX Corp. ............................................ 358,879
985,563
Consumer Products  — 7.6%
3,416 Brunswick Corp. ................................................ 330,498
5,802 Hasbro Inc. ......................................................... 296,250
8,455 Kontoor Brands Inc. ........................................... 527,761
3,982 PVH Corp. .......................................................... 486,282
7,021 Spectrum Brands Holdings Inc. ........................ 560,065
2,200,856
Containers and Packaging  — 1.3%
98,940 Ardagh Metal Packaging SA ............................. 379,930
Diversified Industrial  — 10.6%
1,932 Chart Industries Inc.† ........................................ 263,390
4,265 Crane Co. ............................................................ 503,867
4,265 Crane NXT Co. ................................................... 242,550
5,706 Esab Corp. .......................................................... 494,254
7,805 GXO Logistics Inc.† ........................................... 477,354
5,750 Hillenbrand Inc. ................................................. 275,137
3,018 ITT Inc. ............................................................... 360,108
8,227 nVent Electric plc ............................................... 486,133
3,102,793
Energy and Utilities  — 14.7%
17,890 Atlantica Sustainable Infrastructure plc ........... 384,635
10,038 ChampionX Corp. .............................................. 293,210
3,036 Chesapeake Energy Corp. ................................. 233,590
2,029 Chord Energy Corp. .......................................... 337,281
6,086 Evergy Inc. ......................................................... 317,689
5,359 International Seaways Inc. ................................ 243,727
21,000 MDU Resources Group Inc. .............................. 415,800
Shares
Market
Value
9,828 NRG Energy Inc. ................................................ $ 508,108
22,443 Primo Water Corp. ............................................. 337,767
5,781 Southwest Gas Holdings Inc. ............................ 366,226
29,284 TechnipFMC plc ................................................. 589,780
8,917 Zurn Elkay Water Solutions Corp. ................... 262,249
4,290,062
Entertainment  — 1.0%
7,624 Atlanta Braves Holdings Inc., Cl. C† ................ 301,758
Financial Services  — 13.7%
9,457 Air Lease Corp. .................................................. 396,627
9,362 Amerant Bancorp Inc. ....................................... 230,024
16,500 Brightsphere Investment Group Inc. ................ 316,140
12,264 Enact Holdings Inc. ........................................... 354,307
16,729 Equitable Holdings Inc. ..................................... 557,076
13,781 FS KKR Capital Corp. ........................................ 275,206
4,900 Popular Inc. ........................................................ 402,143
4,460 SouthState Corp. ................................................ 376,647
9,919 Synovus Financial Corp. ................................... 373,450
20,846 Virtu Financial Inc., Cl. A .................................. 422,340
4,054 Voya Financial Inc. ............................................ 295,780
3,999,740
Food and Beverage  — 3.7%
3,359 Kellanova ............................................................ 187,802
3,112 Lamb Weston Holdings Inc. ............................. 336,376
6,215 Molson Coors Beverage Co., Cl. B .................... 380,420
12,364 WK Kellogg Co. ................................................. 162,463
1,067,061
Health Care  — 11.5%
19,414 CareTrust REIT Inc. ........................................... 434,485
9,305 Embecta Corp. .................................................... 176,144
4,746 Enovis Corp.† ..................................................... 265,871
9,296 Fortrea Holdings Inc.† ....................................... 324,430
930 Laboratory Corp. of America Holdings ........... 211,380
15,786 Organon & Co. ................................................... 227,634
9,966 Perrigo Co. plc ................................................... 320,706
4,182 The Ensign Group Inc. ...................................... 469,262
26,468 The Pennant Group Inc.† .................................. 368,435
31,555 Zimvie Inc.† ....................................................... 560,101
3,358,448
Hotels and Gaming  — 3.3%
6,543 Gaming and Leisure Properties Inc., REIT ...... 322,897
8,739 VICI Properties Inc., REIT ................................. 278,599
4,540 Wyndham Hotels & Resorts Inc. ...................... 365,062
966,558
Metals and Mining  — 0.9%
3,856 Kaiser Aluminum Corp. .................................... 274,509
Retail  — 2.5%
8,006 Bath & Body Works Inc. .................................... 345,539
1,174 Penske Automotive Group Inc. ......................... 188,439
7,736 Victoria's Secret & Co.† ..................................... 205,313
739,291
Specialty Chemicals  — 2.3%
3,288 Ashland Inc. ....................................................... 277,211
10,204 Valvoline Inc.† .................................................... 383,467
660,678
TOTAL COMMON STOCKS ......................... 27,840,895

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
2
__________
Shares
Market
Value
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
7,970 Electriq Power Holdings Inc., expire
01/25/28† ......................................................... $ 8
Health Care  — 0.0%
7,906 Envoy Medical Inc., expire 12/31/27† ............... 158
TOTAL WARRANTS ....................................... 166
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.5%
$ 1,320,000 U.S. Treasury Bill,
5.274%††, 03/21/24 .......................................... 1,304,976
TOTAL INVESTMENTS — 100.0%
(Cost $20,249,423) ........................................... $ 29,146,037
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust